Disposal of Assets and Other Changes in Organizational Structure - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions													1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 14, 2018	Mar. 21, 2018	Feb. 16, 2018	Dec. 18, 2017	Feb. 28, 2017	Feb. 23, 2017	Dec. 28, 2016	Dec. 21, 2016	Dec. 15, 2016	Nov. 26, 2016	Jun. 28, 2016	Apr. 30, 2018	Jan. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Mar. 13, 2018	Jan. 15, 2018	Nov. 22, 2017
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Reversals of impairment																$ 77
Percentage of ownership interest holds by the company in subsidiary																10.00%
Place of subsidiary located																Block BM-S-9
Proceeds from sale of interest in entity																$ 4,914	$ 2,952
Nova Fronteira Bioenergia S. A. [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Disposal of shares through public auction				24
Share price				$ 5.72
Perdido Foldbelt Area [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Purchase of interest in associates									20.00%
Thermoelectric power generation plants [Member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Ownership percentage in associates																25.00%
Classification of assets as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Cash for assets and services						$ 1,675
Contingent payment						150
Shares granted to PBIO							24
Percentage of voting interest granted							6.593%
Other disposals of assets [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Target of proceeds from divestments																		$ 21,000
Second Installment [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Amount received from disposal of asset			$ 300
Third Installment [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Remaining contingent amount to be recognized	$ 950
Exploratory Block BM-S-8 [Member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Disposal of ownership interest												66.00%
Proceeds from disposal of asset												$ 2,500
Amount received from disposal of asset											$ 1,250
Percentage amount received from disposal of assets											50.00%
Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Transfer of company's stake to subsidiary																35.00%
Liquigas Distribuidora S.A. [member] | Disposal of major subsidiary [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Compensation amount received																			$ 88
Liquigas Distribuidora S.A. [member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Sale of interest in subsidiary														$ 828
Companhia Petroqumica De Pernambuco and Companhia Integrada Textil De Pernambuco [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Total amount of sale of subsidiary													$ 435
Companhia Petroqumica De Pernambuco and Companhia Integrada Textil De Pernambuco [member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Sale of interest in subsidiary								$ 385
Lapa fields [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Impairment charge																$ 47
Other income and expenses															$ 689
Lapa fields [member] | Classification of assets as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Line of credit used for investments in subsidiary						$ 400
Lapa fields [member] | Other disposals of assets [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Total amount of sale of subsidiary																				$ 1,950
Lapa fields [member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Transfer of company's stake to subsidiary																50.00%
Azulao field [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Sale of ownership percentage					25.00%
Azulao field [member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Total amount of sale of subsidiary													57								$ 55
Gain (loss) accounted for other income and expenses													$ 45
Azulao field [member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Contingent payment																$ 550
Proceeds from sale of interest in entity																2,900
Sale and purchase agreement execution amount																$ 118
Petrobras Biocombustivel S.A. [Member] | Nova Fronteira Bioenergia S. A. [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Ownership percentage in associates										49.00%
Entorno De Lara [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Transfer of company's stake to subsidiary																22.50%
Percentage of ownership interest holds by the company in subsidiary																100.00%
Place of subsidiary located																Block BM-S-11
Strategic alliance with Equinor [Member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Gain (loss) accounted for other income and expenses																$ (222)
Strategic alliance with Equinor [Member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Proceeds from sale of interest in entity		$ 2,000
Closing price adjustment		14
Proceeds from sale received in advance		118
Investments in projects		550
Accounts receivables net of aforementioned advance		$ 386
Copetrol group [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Proceeds from sale of interest in entity																384
Deposit in escrow account	49															49
Cash balance	$ 55															$ 55